Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Document Creation Date	dei_DocumentCreationDate	Aug. 23, 2013